Average Annual Total Returns - Discovery Mid Cap Growth	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Nov. 01, 2000	32.41%	17.56%	14.67%	31.28%	16.07%	13.43%	19.93%	13.79%	11.92%	Nov. 01, 2000	38.22%	18.03%	14.61%	Mar. 01, 2001	39.82%	18.60%	15.01%	Nov. 01, 2000	40.51%	19.20%	15.67%	May 24, 2019	40.69%	19.05%	[1]	15.39%	[1]	Feb. 28, 2013	40.73%	19.41%	17.39%	35.59%	18.66%	15.04%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.